RELATED PARTY TRANSACTIONS - (Disclosure of outstanding accounts payable balance with related parties) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	$ 70,621	$ 12,915
DBM CPA [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	0	12,915
Donald Dinsmore [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	50,000	0
Invictus Accounting Group LLP[Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	8,933	0
MDC Forbes [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	10,500	0
Michael Forbes [Member]
Disclosure of transactions between related parties [line items]
Outstanding accounts payable balance with related parties	$ 1,188	$ 0